Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Cash equivalents
Advertising expense	$ 10,994	$ 7,572
Percentage of tax benefit being realized upon ultimate settlement	greater than 50%